PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

13.    PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment used in continuing operation and related accumulated depreciation are as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Buildings	3,567,558,224	4,396,121,001
Machinery and equipment	8,785,627,088	10,322,000,488
Motor vehicles	45,116,481	58,256,515
Furniture, fixture and office equipment	501,050,699	834,725,017
	12,899,352,492	15,611,103,021
Less: Accumulated depreciation	(3,497,199,736)	(3,863,719,503)
Subtotal	9,402,152,756	11,747,383,518
Construction in progress	806,051,793	708,060,041
Property, plant and equipment, net	10,208,204,549	12,455,443,559

Depreciation expenses were RMB802,022,200, RMB737,584,653 and RMB1,160,851,059 for the years ended December 31, 2018, 2019 and 2020, respectively.

For the years ended December 31, 2018, 2019 and 2020, the Group disposed certain equipment with the net book value amounting of RMB198,818,135, RMB269,221,102 and RMB609,563,969 and recognized related disposal loss amounted to RMB48,168,035 and RMB67,953,732 and RMB428,115,147, respectively. Increase in disposal loss on property, plant and equipment in the year ended December 31, 2020 was mainly due to the automation upgrade of the Group.

Construction in progress primarily represents the construction of new production line. Costs incurred in the construction are capitalized and transferred to property and equipment upon completion, at which time depreciation commences.

Significant increase of property, plant and equipment during the year ended December 31, 2019 was attributable to the expansion of manufacturing capacity and automation upgrade of the Group.

For the years ended December 31, 2018, 2019 and 2020, the Group recorded impairments of RMB14,548,043, RMB68,262,038 and RMB20,387,207 related to the retirement of certain equipment in production lines that had become obsolete.

As of December 31, 2019 and 2020, certain property, plant and equipment with net book value amounting of RMB2,158,435,628 and RMB3,257,095,969 were pledged as collateral for the Group’s borrowings (Note 20).

As of December 31, 2019 and 2020, certain property, plant and equipment with net book value amounting of RMB556,890,574 and RMB340,891,652 were pledged as collateral for the Group’s financing lease (Note 21).